Unaudited Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Net revenues	$ 5,161,698	$ 6,030,178
Cost of revenues	(4,979,685)	(5,747,962)
Gross profit	182,013	282,216
Selling and marketing	(285,646)	(566,553)
General and administrative	(2,383,325)	(2,115,490)
Total operating expenses	(2,668,971)	(2,682,043)
Loss from operations	(2,486,958)	(2,399,827)
Interest income (expense), net	(26,338)	398,358
Other (expense) income, net	38,387	(45,891)
Loss from disposal of a subsidiary	(2,561,856)
Total other income/(expense), net	(2,549,807)	352,467
Loss from continuing operations before income tax expense	(5,036,765)	(2,047,360)
Income tax (expense) benefit	41,276	(519,311)
Net loss from continuing operations	(4,995,489)	(2,566,671)
(Loss) income from discontinued operations, net of tax	131	(105,797)
Net Loss	(4,995,358)	(2,672,468)
Less: net loss attributable to non-controlling interests from continuing operations	(201,048)	(328,029)
Net loss attributable to EZGO Technologies Ltd.’s shareholders from continuing operations	(4,794,441)	(2,238,642)
(Loss) income from discontinued operation, net of tax	131	(105,797)
Net (loss) income attributable to EZGO Technologies Ltd.’s shareholders from discontinued operation	131	(105,797)
Net loss attributable to EZGO Technologies Ltd.’s shareholders	$ (4,794,310)	$ (2,344,439)
Net loss attributable to EZGO Technologies Ltd.’s shareholders from continuing operations per ordinary share:
-Basic and diluted (in Dollars per share)	$ (0.16)	$ (0.16)
Net loss attributable to EZGO Technologies Ltd.’s shareholders from discontinued operation per ordinary share:
-Basic and diluted (in Dollars per share)		(0.01)
Net loss attributable to EZGO Technologies Ltd.’s shareholders per ordinary share:
-Basic and diluted (in Dollars per share)	$ (0.16)	$ (0.17)
Weighted average shares outstanding:
-Basic and diluted (in Shares)	29,335,451	13,626,891
Loss from continuing operations before non-controlling interests	$ (4,995,489)	$ (2,566,671)
(Loss) income from discontinued operation, net of tax	131	(105,797)
Net loss	(4,995,358)	(2,672,468)
Other comprehensive loss
Foreign currency translation adjustment	1,067,488	416,429
Comprehensive loss	(3,927,870)	(2,256,039)
Less: Comprehensive loss attributable to non-controlling interests	(295,168)	(307,442)
Comprehensive loss attributable to EZGO Technologies Ltd.’s shareholders	$ (3,632,702)	$ (1,948,597)